Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2024		1,423	312,743	47,426,851
June 27, 2025	Capital increase AGA 2023-P1 and AGA 2023-P2	24	—	809,820
June 30, 2025		1,447	312,743	48,236,671